CDC NVEST EQUITY FUNDS                      CDC NVEST TAX FREE INCOME FUNDS
CDC NVEST STAR FUNDS                        CDC NVEST INCOME FUNDS
CDC NVEST STAR GROWTH FUND                  CDC NVEST MONEY MARKET FUNDS


  Supplement dated January 1, 2002 to the following currently effective Classes A, B and C Prospectuses listed above and to the currently effective Class Y CDC
 Nvest Star Funds, CDC Nvest Equity Funds and CDC Nvest Star Growth Fund Prospectuses


EFFECTIVE JANUARY 1, 2002 THE FOLLOWING TABLE IN THE "IT'S EASY TO OPEN AN ACCOUNT" SECTION AND THE "RETIREMENT PLANS" PARAGRAPH UNDER "ADDITIONAL INVESTOR SERVICES" ARE REVISED TO REFLECT THE ADDITION OF COVERDELL EDUCATION SAVINGS ACCOUNTS IN THE CLASSES A, B AND C PROSPECTUSES:


---------------------------------------------------- --------------------- ------------------------------ --------------------------
                                                                            MINIMUM TO OPEN AN ACCOUNT
                                                      MINIMUM TO OPEN AN     USING INVESTMENT BUILDER       MINIMUM FOR EXISTING
                  TYPE OF ACCOUNT                          ACCOUNT             OR PAYROLL DEDUCTION               ACCOUNTS
---------------------------------------------------- --------------------- ------------------------------ --------------------------

Any account other than those listed below                   $2,500                     $100                         $100

---------------------------------------------------- --------------------- ------------------------------ --------------------------

Accounts registered under the Uniform Gifts to
Minors Act ("UGMA") or the Uniform Transfers to
Minors Act ("UTMA")                                         $2,500                     $100                         $100

---------------------------------------------------- --------------------- ------------------------------ --------------------------

Individual Retirement Accounts ("IRAs")+                     $500                      $100                         $100

---------------------------------------------------- --------------------- ------------------------------ --------------------------

Coverdell Education Savings Accounts+                        $500                      $100                         $100

---------------------------------------------------- --------------------- ------------------------------ --------------------------

Retirement plans with tax benefits such as
corporate pension, profit sharing and Keogh plans+
                                                             $250                      $100                         $100

---------------------------------------------------- --------------------- ------------------------------ --------------------------

Payroll Deduction Investment Programs for SARSEP*,
SEP, SIMPLE IRA, 403(b)(7) and certain other
retirement plans+                                            $25                        N/A                          $25

---------------------------------------------------- --------------------- ------------------------------ --------------------------

+ Does not apply to the CDC Nvest Tax Free Income Funds.

EFFECTIVE MARCH 1, 2002, ALL REFERENCES TO THE INVESTMENT BUILDER PROGRAM MINIMUM SHALL BE REVISED TO REFLECT A REDUCTION IN THE MINIMUM FROM $100 PER MONTH TO $25 PER MONTH. THE SECTIONS OF THE PROSPECTUSES AFFECTED ARE "IT'S EASY TO OPEN AN ACCOUNT", "BUYING SHARES" AND "ADDITIONAL INVESTOR SERVICES."

EFFECTIVE JANUARY 1, 2002, THE FOLLOWING IS ADDED TO THE PARAGRAPH RELATING TO WESTPEAK GLOBAL ADVISORS, L.P. IN THE "MEET THE FUNDS' INVESTMENT ADVISERS AND SUBADVISERS" SECTION OF THE CLASSES A, B AND C AND CLASS Y PROSPECTUSES OF THE CDC NVEST EQUITY FUNDS, CDC NVEST STAR FUNDS AND CDC NVEST STAR GROWTH FUND:

Westpeak employs a team approach in managing each Fund's portfolio. Members of each Fund's portfolio management team includes, among others: Gerald Scriver, Westpeak's founder and Chairman, who also serves as chairman of Westpeak's Investment Policy Committee; Robert Franz, Westpeak's Chief Investment Officer; and Thomas Anichini, a Vice President of Westpeak.

EFFECTIVE JANUARY 1, 2002 THE FOLLOWING PORTFOLIO MANAGER IS ADDED TO THE "MEET THE PORTFOLIO MANAGERS" SECTION OF THE CDC NVEST TAX FREE FUNDS PROSPECTUS.


MARTHA A. STROM

Martha Strom co-manages the Municipal Income Fund and Massachusetts Tax Free Income Fund. Ms. Strom is Vice President and Portfolio Manager of the Municipal Bond Investment Team of Loomis Sayles. Her investment career began with Loomis Sayles in 1988. Following a five-year period with Nuveen Investments where she was Assistant Vice President and Fixed Income Research Analyst, Ms. Strom rejoined Loomis Sayles in 2001. Ms. Strom received a B.S. from Boston University and has 13 years of investment management experience.



                                                                      SP154-0102

     Supplement dated January 1, 2002 to the following currently effective
                      Statements of Additional Information:

                          CDC Nvest Money Market Funds
                           CDC Nvest Star Growth Fund
         CDC Nvest Funds Statement of Additional Information -- Part II


EFFECTIVE JANUARY 1, 2002 THE FOLLOWING PARAGRAPH IN THE "REDUCED SALES CHARGES" SECTION OF EACH STATEMENT (EXCEPT FOR THE CDC NVEST MONEY MARKET FUNDS) IS REVISED TO REFLECT THE WAIVER OF THE FRONT-END SALES CHARGE OF CLASS C SHARES FOR CERTAIN RETIREMENT PLANS AS FOLLOWS:


     CERTAIN RETIREMENT PLANS. Class A and Class C shares of the Funds are available at net asset value for investments by participant-directed 401(a) and 401(k) plans that have 100 or more eligible employees or by retirement plans whose third party administrator or dealer has entered into an agreement with the Distributor and which may be subject to certain operational and minimum size requirements specified from time to time by the Distributor. The Distributor may pay compensation to such third party administrators or dealers. This compensation may be paid indirectly by the Fund in the form of service and/or distribution fees.


IN ADDITION, EFFECTIVE JANUARY 1, 2002, THE FOLLOWING PARAGRAPH IN THE "SHAREHOLDER SERVICES" SECTION OF EACH STATEMENT IS REVISED TO REFLECT THE OFFERING OF COVERDELL EDUCATION SAVINGS ACCOUNTS AS FOLLOWS:

RETIREMENT AND OTHER PLANS OFFERING TAX BENEFITS (CLASSES A, B AND C SHARES)

     The reduced minimum initial investment available to retirement and other plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in a Fund must be at least $250 for each participant in corporate pension and profit sharing plans and Keogh plans, at least $500 for IRAs and Coverdell Education Savings Accounts and at least $100 for any subsequent investments. There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for SARSEP, SEP, SIMPLE Plans, 403(b) and certain other plans. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.


EFFECTIVE MARCH 1, 2002 THE FOLLOWING PARAGRAPH IN THE "SHAREHOLDER SERVICES" SECTION OF EACH STATEMENT IS REVISED TO REFLECT THE CHANGE IN THE INVESTMENT BUILDER PROGRAM MINIMUM FROM $100 PER MONTH TO $25 PER MONTH AS FOLLOWS:

AUTOMATIC INVESTMENT PLANS (CLASSES A, B AND C SHARES)

     Subject to each Fund's investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing the Distributor to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to CIS for investment in the Fund. A plan may be opened with an initial investment of $25 or more and thereafter regular monthly checks of $25 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan. An application may be found in the Prospectus or may be obtained by calling the Distributor at 800-225-5478 or your investment dealer.

                                                                      SP160-0102